Interim Consolidated Statements of Shareholders' Equity (Parenthetical) (Class A common shares [Member], USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Class A common shares [Member]
Dividend on common shares, per share	$ 0.5625	$ 0.9375